Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of composition of employee benefits

	December 31,	December 31,
	2023	2024
Presented under current liabilities – other payables:
Short-term employee benefits	11,252	9,918
Total	11,252	9,918

Presented under non-current liabilities – employee benefits:
Long-term employee benefits	289	—
Recognized liability for defined benefit plan, net	2,484	4,700
Total	2,773	4,700

Schedule of movement in net defined benefit liabilities (assets) and in their components

	Defined benefit				Net defined benefit
	obligation		Fair value of plan assets		liability (asset)
	2023	2024	2023	2024	2023	2024
Balance as of January 1	14,101	19,593	(12,913)	(17,109)	1,188	2,484
Included in profit or loss
Current service cost	459	607	—	—	459	607
Past service cost	(385)	(223)	—	—	(385)	(223)
Interest cost (income)	341	356	(312)	(310)	29	46
Administrative cost	24	30	—	—	24	30
Effect of movements in exchange rates	1,404	(1,399)	(1,286)	1,222	118	(177)
Included in other comprehensive income
Actuarial loss arising from financial assumptions	1,284	2,356	—	—	1,284	2,356
Actuarial loss arising from other assumptions	—	930	—	—	—	930
Return on plan assets excluding interest income	—	—	361	(523)	361	(523)
Effect of movements in exchange rates	260	(127)	(185)	53	75	(74)
Other movements
Contributions paid by the employer	—	—	(669)	(756)	(669)	(756)
Contributions paid by the employees and plan participants	3,207	1,780	(3,207)	(1,780)	—	—
Benefits paid	(1,102)	(1,295)	1,102	1,295	—	—
Balance as of December 31	19,593	22,608	(17,109)	(17,908)	2,484	4,700

Schedule of principal actuarial assumptions at the reporting date (expressed as weighted averages)

	2023	2024
	%	%
Discount rate as of December 31	1.9	0.85
Future salary growth	1.9	1
Interest rate on the savings account	1.9	1.25
Price inflation	1.9	1
Social security increase	1.9	1
Future pension growth	0	0

	December 31,
	0.5 percentage		0.5 percentage
	point increase		point decrease
	2023	2024	2023	2024
Future salary growth	79	113	(78)	(113)
Discount rate	(1,273)	(1,605)	1,431	1,831